Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following summarizes components of income tax expense (benefit) for the years ended December 31:

millions	2018	2017	2016
Current
Federal	$14	$236	$(140)
State	(1)	48	(1)
Foreign	595	414	378
Total current tax expense (benefit)	608	698	237
Deferred
Federal	150	(2,082)	(1,020)
State	(26)	(17)	(148)
Foreign	1	(76)	(90)
Total deferred tax expense (benefit)	125	(2,175)	(1,258)
Total income tax expense (benefit)	$733	$(1,477)	$(1,021)

Schedule of Effective Income Tax Rate Reconciliation
The following summarizes the sources of these differences for the years ended December 31:

millions except percentages	2018	2017	2016
Income (loss) before income taxes
Domestic	$492	$(1,322)	$(3,728)
Foreign	993	(366)	(101)
Total	$1,485	$(1,688)	$(3,829)
U.S. federal statutory tax rate	21%	35%	35%
Tax computed at the U.S. federal statutory rate	$312	$(591)	$(1,340)
(Income) loss attributable to noncontrolling interests	(29)	(85)	(92)
Adjustments resulting from
State income taxes (net of federal income tax benefit)	(18)	25	(108)
U.S. federal tax reform	95	(1,168)	—
Tax impact from foreign operations	181	166	80
Non-deductible Algerian exceptional profits tax	154	110	106
Net changes in uncertain tax positions	(29)	90	90
Dispositions of non-deductible goodwill	—	6	205
Other, net	67	(30)	38
Total income tax expense (benefit)	$733	$(1,477)	$(1,021)
Effective tax rate	49%	88%	27%

Deferred Tax Assets (Liabilities) Table
The following summarizes components of total deferred taxes at December 31:

millions	2018	2017
Federal	$(1,972)	$(1,758)
State, net of federal	(176)	(200)
Foreign	(255)	(255)
Total deferred taxes (1)	$(2,403)	$(2,213)

(1)	Net deferred tax assets related to Algeria of $34 million in 2018 and $21 million in 2017 are presented in other assets on the Company’s Consolidated Balance Sheet.

14. Income Taxes (Continued)

The following summarizes tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) at December 31:

millions	2018	2017
Deferred tax liabilities
Oil and gas exploration and development operations	$(2,403)	$(2,622)
Midstream and other depreciable properties	(662)	(543)
Mineral operations	(238)	(312)
Other	(134)	(53)
Gross long-term deferred tax liabilities	(3,437)	(3,530)
Deferred tax assets
Oil and gas exploration and development costs	303	309
Foreign and state net operating loss carryforwards	445	562
U.S. foreign tax credit carryforwards	2,665	2,685
Compensation and benefit plans	301	365
Other	308	420
Gross long-term deferred tax assets	4,022	4,341
Valuation allowances on deferred tax assets not expected to be realized	(2,988)	(3,024)
Net long-term deferred tax assets	1,034	1,317
Total deferred taxes	$(2,403)	$(2,213)

Valuation Allowances on Deferred Tax Assets Rollforward
The following summarizes changes in the balance of valuation allowances on deferred tax assets:

millions	2018	2017	2016
Balance at January 1	$(3,024)	$(1,755)	$(1,403)
Changes due to U.S. foreign tax credits	(50)	(1,287)	(477)
Changes due to foreign and state net operating loss carryforwards	72	75	13
Changes due to foreign capitalized costs	14	(57)	112
Balance at December 31	$(2,988)	$(3,024)	$(1,755)

Schedule of Operating Loss Carryforwards
Tax carryforwards available, prior to valuation allowance, at December 31, 2018, were as follows:

millions	Domestic	Foreign	Expiration
Net operating loss—state (1)	$4,250	$—	2019-2038
Net operating loss—foreign	$—	$820	2019-Indefinite
Foreign tax credits (2)	$2,665	$—	2023-2028
Texas margins tax credit	$27	$—	2026

(1)	Net of $711 million uncertain tax position at December 31, 2018.

(2)	Net of $378 million uncertain tax position at December 31, 2018.

Schedule of Tax Credit Carryforwards
Tax carryforwards available, prior to valuation allowance, at December 31, 2018, were as follows:

millions	Domestic	Foreign	Expiration
Net operating loss—state (1)	$4,250	$—	2019-2038
Net operating loss—foreign	$—	$820	2019-Indefinite
Foreign tax credits (2)	$2,665	$—	2023-2028
Texas margins tax credit	$27	$—	2026

(1)	Net of $711 million uncertain tax position at December 31, 2018.

(2)	Net of $378 million uncertain tax position at December 31, 2018.

Taxes Receivable (Payable) Table
The following summarizes taxes receivable (payable) related to income tax expense (benefit) at December 31:

millions
Balance Sheet Classification	2018	2017
Income taxes receivable
Accounts receivable—other	$46	$53
Other assets	51	101
	97	154
Income taxes (payable)
Other current liabilities	(167)	(71)
Total net income taxes receivable (payable)	$(70)	$83

Unrecognized Tax Benefits Rollforward
Changes in the balance of unrecognized tax benefits, excluding interest and penalties on uncertain tax positions, were as follows:

	Assets (Liabilities)
millions	2018	2017	2016
Balance at January 1	$(1,317)	$(1,456)	$(1,780)
Increases related to prior-year tax positions	(21)	(15)	(86)
Decreases related to prior-year tax positions	48	214	436
Increases related to current-year tax positions	—	(72)	(26)
Settlements	1	12	—
Lapse of statute of limitations	2	—	—
Balance at December 31	$(1,287)	$(1,317)	$(1,456)

Tax Years Subject to Examination by Major Tax Jurisdiction Table	The following lists the tax years subject to examination by major tax jurisdiction:

Tax Years
United States	2013-2018
Algeria	2015-2018
Ghana	2015-2018